Pay vs Performance Disclosure - USD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The following table sets forth pay versus performance information with respect to the relationship between “compensation actually paid” to our named executive officers ("NEOs"), including our principal executive officer ("PEO"), as calculated in accordance with Item 402(v) of Regulation S-K, during the fiscal years provided and certain measures of our financial performance:

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(4)	Average Compensation Actually Paid to Non-PEO NEOs ($)(5)(3)	Total Shareholder Return ($)(6)	Peer Group Total Shareholder Return ($)(5)(6)	Net (Loss) Income (in millions) ($)(7)	Company Selected Measure: Free Cash Flow (in millions)($) (8)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	11,541,446	14,998,333	1,743,196	1,430,854	160	231	(9.8)	335.3
2023	1,402,317	1,563,665	3,283,280	2,806,033	135	178	(107.8)	303.6
2022(9)(10)	14,942,012	22,840,589	1,489,105	2,273,192	148	141	53.1	286.0
2021	8,418,919	12,937,351	2,252,903	1,910,354	111	184	(20.6)	277.5

(1)    Antonio Pietri served as our PEO for 2024, 2023, 2022 and 2021. The dollar amount reported in column (b) is the amount of total compensation paid to Mr. Pietri for each corresponding year in the “Total” column of the Summary Compensation Table.

(2)    The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Pietri, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Pietri during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Pietri’s total compensation for each year to determine the compensation actually paid.

PEO	2024	2023	2022	2021
Summary Compensation Table Total	11,541,446	1,402,317	14,942,012	8,418,919
Subtract: Grant date fair values of equity awards reported in “Stock Awards” column of the SCT for the covered FY	10,115,548	—	13,866,087	7,489,646
Add: Fair values as of the end of the covered FY of all equity awards granted during the covered FY that are outstanding and unvested as of the end of such covered FY(1)(a)	8,628,885	—	11,495,279	9,731,911
Add: the change in fair value (whether positive or negative) as of the end of the covered FY of any equity awards granted in any prior FY that are outstanding and unvested as of the end of such covered FY	994,041	(1,999,636)	7,213,670	(137,935)
Add: for awards that are granted and vest in the same FY, the fair value as of the vesting date	1,818,996	—	766,494	2,007,510
Add: the change in fair value (whether positive or negative) as of the vesting date (from the end of the prior FY) of any awards granted in any prior FY for which all applicable vesting conditions were satisfied at the end of or during the covered FY	2,130,513	2,160,984	2,289,221	406,592
Subtract: for any awards granted in any prior FY that failed to meet the applicable vesting conditions during the covered FY, the fair value at the end of the prior FY	—	—	—	—
Compensation Actually Paid to PEO	14,998,333	1,563,665	22,840,589	12,937,351
(3)    Fair Value of equity awards are determined as follows:

1.RSUs are value based on the closing stock price on the applicable year-end date(s) or, in the case of vesting dates, the closing price on the applicable vesting date.

2.For stock options, a Black Scholes value ("BSV") as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected term set using an elapsed term approach. This approach calculates expected term by subtracting the amount of time that has elapsed (between the grant and subsequent valuation dates) from the initial grant-date expected term estimate. Volatility, risk-free rates and dividend yields are determined as of revaluation date based on the expected term.

(4)    The dollar amounts reported in column (d) represent the average of the amounts paid to our NEOs as a group (excluding our PEO) in the “Total” column of the Summary Compensation Table in each applicable year. NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Ms. Breithaupt and Messrs. Baker, Mouritsen and Stagno; (ii) for 2023, Ms. Breithaupt and Mr. Mouritsen; (iii) for 2022, Ms. Breithaupt; and (iv) for 2021, Ms. Breithaupt.

(5)    The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our PEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation of the NEOs as a group (other than our PEO) for each year to determine the compensation actually paid.

Non-PEO NEOs	2024	2023	2022	2021
Average Summary Compensation Table Total	1,743,196	3,283,280	1,489,105	2,252,903
Subtract: average grant date fair values of equity awards reported in “Stock Awards” column of the SCT for the covered FY	1,385,302	2,583,381	1,109,681	1,877,862
Add: average fair value as of the end of the covered FY of all equity awards granted during the covered FY that are outstanding and unvested as of the end of such covered FY (1)(a)	643,601	1,146,096	802,658	1,242,732
Add: the average change in fair value (whether positive or negative) as of the end of the covered FY of any equity awards granted in any prior FY that are outstanding and unvested as of the end of such covered FY	88,418	(154,912)	823,433	(5,405)
Add: for awards that are granted and vest in the same FY, the average fair value as of the vesting date	182,843	749,038	78,452	283,110
Add: the average change in fair value (whether positive or negative) as of the vesting date of any awards granted in any prior FY for which all applicable vesting conditions were satisfied at the end of or during the covered FY	158,098	365,912	189,225	14,876
Subtract: for any awards granted in any prior FY that failed to meet the applicable vesting conditions during the covered FY, the average fair value at the end of the prior FY	—	—	—	—
Average Compensation Actually Paid to Non-PEO NEOs	1,430,854	2,806,033	2,273,192	1,910,354

PEO Total Compensation Amount	$ 14,942,012	$ 11,541,446	$ 1,402,317	$ 8,418,919
PEO Actually Paid Compensation Amount	22,840,589	14,998,333	1,563,665	12,937,351
Non-PEO NEO Average Total Compensation Amount	1,489,105	1,743,196	3,283,280	2,252,903
Non-PEO NEO Average Compensation Actually Paid Amount	2,273,192	$ 1,430,854	2,806,033	1,910,354
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
The metrics that we use for incentive awards are selected based on an objective of incentivizing our named executive officers to increase long-term value for our stockholders. As discussed above under "Compensation Discussion and Analysis - Reasons for Providing and Manner of Structuring the Key Compensation Elements," the most important financial and non-financial performance measures in addition to free cash flow detailed above, used by us to link executive compensation actually paid (as computed in accordance with Item 402(v) of Regulation S-K) to our named executive officers, for fiscal 2024, to our performance are as follows:

•GACV; and
		•Adjusted EBITDA.
Total Shareholder Return Amount	148	$ 160	135	111
Peer Group Total Shareholder Return Amount	141	231	178	184
Net Income (Loss)	$ 53.1	$ (9.8)	$ (107.8)	$ (20.6)
Company Selected Measure Amount	286.0	335.3	303.6	277.5
Measure:: 1
Pay vs Performance Disclosure
Name		GACV
Measure:: 2
Pay vs Performance Disclosure
Name		Adjusted EBITDA